DETERMINATION OF FAIR VALUES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
DETERMINATION OF FAIR VALUES [Text Block]

NOTE 19 – DETERMINATION OF FAIR VALUES

A number of the Company’s accounting policies and disclosures require the determination of fair value. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that financial asset or financial liability. Due to the use of subjective judgments and uncertainties in the determination of these fair values the values should not be interpreted as being realizable in an immediate settlement of the financial instruments.

The Company classifies the fair value of financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instruments:

•	Level 1: Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

•	Level 2: Values based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

•	Level 3: Values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

At December 31, 2017 and December 31, 2016, the derivative liability is measured using an option pricing model with significant unobservable inputs (Level 3). The financial contract liability is measured at the initial transaction price, which is deemed to be fair value, and subsequently measured based on netbacks in accordance with the Joint Operating Agreement. This model also has significant unobservable inputs (Level 3).

The following tables provide fair value measurement information for financial assets and liabilities as at December 31, 2017 and December 31, 2016:

			Quoted Prices in	Significant Other	Significant
	Carrying	Fair	Active Markets	Observable Inputs	Unobservable
December 31, 2017	Amount	Value	(Level 1)	(Level 2)	Inputs (Level 3)
	$	$	$	$	$
Financial Assets:
Cash and cash equivalents	1,010	1,010	1,010	-	-
Accounts receivable	388	388	388	-	-

Financial Liabilities:
Accounts payable and accrued liabilities	1,291	1,291	1,291	-	-
Loans from related parties	4,608	4,608	-	-	4,608
Financial contract liability	6,752	6,752	-	-	6,752

			Quoted Prices in	Significant Other	Significant
	Carrying	Fair	Active Markets	Observable Inputs	Unobservable
December 31, 2016	Amount	Value	(Level 1)	(Level 2)	Inputs (Level 3)
	$	$	$	$	$
Financial Assets:
Cash and cash equivalents	141	141	141	-	-
Accounts receivable	672	672	672	-	-

Financial Liabilities:
Accounts payable and accrued liabilities	2,165	2,165	2,165	-	-
Loans from related parties	6,394	6,394	-	-	6,394
Derivative liability	153	153	-	-	153
Financial contract liability	7,226	7,226	-	-	7,226